Equity - Additional Information (Details)						12 Months Ended
	Jun. 28, 2023 USD ($)	Apr. 13, 2023 ₨ / shares	Apr. 13, 2023 $ / shares	Oct. 13, 2022 INR (₨) ₨ / shares	Apr. 14, 2021 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨) Class ₨ / shares shares	Mar. 31, 2023 USD ($) Class shares	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020	Mar. 31, 2023 USD ($) Vote $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Apr. 01, 2020 shares
Disclosure Of Equity [Line Items]
Treasury shares | shares										15,514,732		12,172,119	13,725,712	18,239,356
Par value per share | (per share)						₨ 5		₨ 5				$ 0.16	$ 0.16
Number of classes of shares referred to as equity shares | Class						1	1
Dividends and share buy back period											5 years
Maximum share value available for buy back | ₨				₨ 93,000,000,000	₨ 92,000,000,000
Maximum buyback price per share | ₨ / shares				₨ 1,850	₨ 1,750
Buyback of shares							$ 1,398,000,000		$ 1,503,000,000
Capital redemption reserve												$ 24,000,000	$ 21,000,000
Number of votes per equity share | Vote												1
Dividends paid							1,697,000,000		1,703,000,000	$ 1,226,000,000
Expected dividend outflow							$ 1,697,000,000		$ 1,703,000,000	$ 1,226,000,000
Voting, dividend or liquidation rights description						There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.	There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Final dividend proposed | (per share)		₨ 17.50	$ 0.21
Expected dividend outflow	$ 881,000,000
Buyback Program Completed in February 2023
Disclosure Of Equity [Line Items]
Buyback of shares commencement date						Dec. 07, 2022	Dec. 07, 2022
Buyback of shares actual completion date						Feb. 13, 2023	Feb. 13, 2023
Equity shares repurchased | shares						60,426,348	60,426,348
Average buy back price | ₨ / shares						₨ 1,539.06
Percentage of buyback paid-up equity share capital						1.44%	1.44%
Buyback of shares						₨ 93,000,000,000	$ 1,130,000,000
Capital redemption reserve												$ 3,000,000
Buyback Program Completed in September 2021
Disclosure Of Equity [Line Items]
Buyback of shares commencement date								Jun. 25, 2021	Jun. 25, 2021
Buyback of shares actual completion date								Sep. 08, 2021	Sep. 08, 2021
Equity shares repurchased | shares								55,807,337	55,807,337
Average buy back price | ₨ / shares								₨ 1,648.53
Percentage of buyback paid-up equity share capital								1.31%	1.31%
Buyback of shares								₨ 92,000,000,000	$ 1,243,000,000
Capital redemption reserve													$ 4,000,000
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout											85.00%